[GRAPHIC OMITTED]

Smith Barney
Municipal
Money Market
Fund, Inc.

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

September 30, 1998

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.(R)

Smith Barney
Municipal
Money Market
Fund, Inc.

[PHOTO OMITTED]

HEATH B.
MCLENDON

Chairman

[PHOTO OMITTED]

JOSEPH
BENEVENTO

Vice President

[PHOTO OMITTED]

LAWRENCE
MCDERMOTT

Vice President

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Smith Barney Municipal Money Market Fund, Inc. ("Fund") for the period ended September 30, 1998. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.

Performance Update

As of September 30, 1998, the Fund's 7-day current yield for Class A shares was 3.23%. The Fund's 7-day effective yield for Class A shares--which reflects compounding--was 3.28%. This means that investors in the federal income tax bracket of 36% would have to earn a 5.13% taxable yield to match the tax-free income provided by the Fund. (According to the Internal Revenue Service, approximately 10% of all U.S. taxpayers fall into the 36% federal income tax bracket.)

While the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance this goal will be achieved and note that the U.S. government neither insures nor guarantees an investment in the Fund.

Market and Economic Overview

In our last letter, we characterized the U.S. economy as balanced between two strong, yet opposing forces: building inflationary pressures (stemming from continued strong demand coupled with tight labor markets in the U.S.) versus the possible slowdown effect from Asia's financial turmoil. Since then, the balance has shifted. In recent months, we have seen the economic troubles that first began in Asia, spread to Russia and, more recently, to a number of Latin American economies. As


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 1
a result of heightened uncertainties in overseas financial markets, many global investors have retreated to the safety and liquidity of the U.S. Treasury market. This flight to quality has caused a dramatic decline in yields in U.S. Treasury securities. Moreover, we have seen a decline in U.S. stock prices reflecting growing concerns about corporate profits and general risk aversion on the part of many investors.

It is evident that deteriorating foreign economies have had an impact on the profits of U.S. corporations and increased the possibility of a slowdown in U.S. economic growth. However, it is not yet clear what the final impact this global weakness may have on the U.S. economy. This uncertainty has led to considerable volatility in U.S. financial markets. In an effort to stabilize the capital markets, the Federal Reserve Board ("Fed") reduced the federal-funds target rate in two separate 0.25% moves to 5.0% and reduced the discount rate by 0.25% to 4.75%. (The federal-funds rate is the interest rate banks charge each other for overnight loans and a closely watched indicator of the direction of interest rates. The discount rate is the interest rate member banks pay the Federal Reserve when the banks use securities as collateral.)

Looking forward, we do not believe that the U.S. can remain isolated from events unfolding overseas. We expect that the U.S. economy will experience noticeably slower growth although the positive underpinnings, such as low long-term interest rates and low inflation, should continue.

Investment Strategy

The Fund seeks to provide investors with income exempt from Federal income tax by investing in a portfolio of high-quality, short-term, municipal obligations selected for liquidity and stability of principal. At the present time, we have targeted the Fund's average maturity to a 65-day range. This average maturity should enable the Fund to decrease its variable rate holdings and lock in rates in anticipation of additional declines in short-term yields. Moreover, in response to the financial market turmoil, we have further enhanced the credit quality on our bank guarantees and demand features.

Tax-Exempt Money Market Overview and Outlook

During 1998, the performance of the U.S. economy has helped to propel state tax collections higher and add to their strong fiscal positions. Added liquidity in state and local government general funds has decreased the need for short-term municipal note financing. In fact, over the first nine months of the year municipal note issuance is down 28% over the comparable period in 1997.


--------------------------------------------------------------------------------
2                                        1998 Semi-Annual Report to Shareholders

We have also seen a drop in the issuance of variable rate demand obligations ("VRDOs") as municipal issuers look to the longer end of the municipal yield curve to lock in historically low rates. (VRDOs are demand instruments that usually have an indicated maturity of more than one year, but contain a demand feature that enables the holder to redeem the investment on no more than 30 days notice. These instruments provide for automatic adjustment of new interest rates on set dates and are generally supported by letters of credit issued by both domestic banks and foreign banks.) It is our expectation that lighter issuance coupled with strong demand caused by risk-conscious investors is likely to lower the yield of the Fund during its next reporting period. On the positive side, lighter issuance has enabled the Fund to enjoy the improved credit quality of many state and local issuers and increased liquidity because of the high demand for short-term money market paper.

On a more somber note, we report with much sadness the passing of Emeritus Director C. Richard Youngdahl on August 6, 1998. Dick made many valuable contributions to the Board and the Funds during his tenure and he will be missed.

In closing, thank you for investing in the Smith Barney Municipal Money Market Fund, Inc. We look forward to continuing to help you pursue your financial goals.

Sincerely,

/s/ Heath B. McLendon              /s/ Joseph Benevento

Heath B. McLendon                  Joseph Benevento
Chairman                           Vice President

/s/ Lawrence T. McDermott

Lawrence T. McDermott
Vice President

October 22, 1998


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 3

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                           September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Alabama -- 0.7%
$    2,500,000     VMIG 1*   Birmingham GO Series A 3.55%(a)                              $     2,500,000
     5,935,000     NR+       Boaz IDB Parker Hannifen Corp. 4.00%(a)                            5,935,000
     6,000,000     A-1+      Decatur IDR NEO Industries Series 98 4.15%(a)(b)                   6,000,000
     4,000,000     A-1+      McIntosh (CIBA Geigy Project) 3.65%(a)(b)                          4,000,000
     7,000,000     A-1+      Mobile County (Infirmary Associate)
                                Series 92A TECP 3.55% due 12/1/98                               7,000,000
     8,000,000     A-1       Montgomery BMC Special Care Facilities Authority
                                Revenue (VHA Alabama Inc. Cap)
                                AMBAC-Insured 3.60%(a)                                          8,000,000
    13,000,000     A-1+      Tuscaloosa County IDA Solid Waste Disposal Revenue
                                (Tuscaloosa Steel Corp. Project) 3.65%(a)(b)                   13,000,000
---------------------------------------------------------------------------------------------------------
                                                                                               46,435,000
---------------------------------------------------------------------------------------------------------
Alaska -- 1.3%
    11,795,000     VMIG 1*   Alaska HFA PART AMBAC-Insured 3.40% due 4/8/99(c)                 11,795,000
    15,635,000     VMIG 1*   Alaska State Housing Finance Corp. Government
                                Purpose University Series 97A 3.65%(a)                         15,635,000
    34,700,000     SP-1+     Anchorage GO TANS 98 4.50% due 12/9/98                            34,747,360
                             Valdez Marine Term Revenue (ARCO Transportation
                                Project):
     4,500,000     VMIG 1*        Series 94A TECP 3.65% due 10/7/98                             4,500,000
     7,000,000     VMIG 1*        Series 94A TECP 3.60% due 11/13/98                            7,000,000
     9,900,000     VMIG 1*        Series B 3.65%(a)                                             9,900,000
---------------------------------------------------------------------------------------------------------
                                                                                               83,577,360
---------------------------------------------------------------------------------------------------------
Arizona -- 1.9%
                             Apache County IDR PCR Tucson Electric Power Co.:
     8,000,000     A-1+         IDR Series 83B 3.60%(a)                                         8,000,000
     9,500,000     A-1+         PCR Series 83A 3.55%(a)                                         9,500,000
    10,150,000     A-1+         PCR Series 83C 3.60%(a)                                        10,150,000
    19,400,000     VMIG 1*   Arizona Education Loan Marketing Corp.
                                Series 91A 3.60%(a)(b)                                         19,400,000
    20,000,000     SP-1+     Arizona School District TAN Finance Program
                                Series A 4.10% due 7/30/99                                     20,084,981
    23,600,000     A-1+      Phoenix Civic Improvement Corp. (Excise Tax)
                                3.65%(a)(b)                                                    23,600,000
     9,500,000     VMIG 1*   Phoenix GO Series 16 PART 4.00%(a)                                 9,500,000
                             Pima County IDA:
     2,800,000     A-1+         IDR PCR Magma Copper Project 3.55%(a)                           2,800,000
     8,000,000     A-1+         IDR Tucson Electric Power Series A 3.55%(a)                     8,000,000
    10,055,000     A-1+         Single Family Mortgage GNMA PART
                                  3.45% due 4/8/99(b)(c)                                       10,055,000
---------------------------------------------------------------------------------------------------------
                                                                                              121,089,981
---------------------------------------------------------------------------------------------------------
Arkansas -- 0.6%
     2,650,000     NR+       Atkins IDR (Green Bay Foods Project) 4.10%(a)(b)                   2,650,000
     3,300,000     VMIG 1*   Fayetteville IDR (Amcast Industrial Corp.) 3.80%(a)(b)             3,300,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
4                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Arkansas -- 0.6% (continued)
$    7,000,000     NR+       Pine Bluff IDR (Greenfield Inc. Project) 4.10%(a)(b)         $     7,000,000
     6,000,000     NR+       Searcy IDR (Kohler Project) Series 88 4.10%(a)(b)                  6,000,000
     1,000,000     NR+       Sheridan IDR (Kohler Project) Series 85 4.00%(a)                   1,000,000
    14,500,000     A-1+      Union County Solid Waste (Adj-Del-Tin Fiber LLC
                                Project) Series 97B 3.70% (a)(b)                               14,500,000
     3,550,000     A-1+      Warren Solid Waste Disposal Revenue (Potlatch
                                Corp. Project) 3.75%(a)(b)                                      3,550,000
---------------------------------------------------------------------------------------------------------
                                                                                               38,000,000
---------------------------------------------------------------------------------------------------------
California -- 6.2%
    11,000,000     SP-1+     Alameda County TRAN Series 99
                                4.50% due 7/7/99                                               11,073,015
    32,065,000     A-1+      California Health Facilities Finance Authority
                                (Presbyterian Homes) MBIA-Insured 3.25%(a)                     32,065,000
                             California Higher Education Loan Authority Inc. Revenue:
    25,500,000     VMIG 1*      Series 87 3.60%(a)(b)                                          25,500,000
    32,900,000     VMIG 1*      Series 87A 3.80% due 5/1/99(c)                                 32,900,000
     9,675,000     VMIG 1*      Series 87C 3.75% due 6/1/99(b)(c)                               9,675,000
    25,000,000     VMIG 1*      Series 94 3.75% due 6/1/99(c)                                  25,000,000
     2,300,000     VMIG 1*      Series A 3.50%(a)(b)                                            2,300,000
    20,000,000     VMIG 1*      Series B 3.65% due 7/1/99(c)                                   20,000,000
     1,000,000     A-1       California PCFA Revenue (Atlantic Richfield)
                                Series 94 3.85%(a)(b)                                           1,000,000
    11,200,000     A-1+      California PCR Pacific Gas & Electric
                                Series 96C 3.70%(a)                                            11,200,000
    30,000,000     SP-1+     California School Cash Reserve Program Authority
                                Pool Series 98A 4.50% due 7/2/99                               30,164,850
    60,500,000     SP-1+     California State RAN Series 98-99 4.00% due 6/30/99               60,873,890
    20,995,000     VMIG 1*   Clipper Brigantine Series 983 Veterans Housing
                                AMBAC-Insured PART 4.12%(a)(b)                                 20,995,000
    50,000,000     SP-1+     Fresno County TRAN 4.00% due 7/1/99                               50,147,750
    10,000,000     SP-1+     Los Angeles City TRAN Series 99 4.00% due 6/30/99                 10,031,246
    14,800,000     SP-1+     Los Angeles County TRAN Series A 4.50% due 6/30/99                14,898,982
     2,600,000     A-1+      Orange County IMP Board Assessment District 4.00%(a)               2,600,000
    39,070,000     A-1+      Ventura County TRAN PART 3.60% due 12/9/98(c)                     39,070,000
---------------------------------------------------------------------------------------------------------
                                                                                              399,494,733
---------------------------------------------------------------------------------------------------------
Colorado -- 2.1%
     3,000,000     NR+       Boulder County Sales & Use Tax Revenue
                                FGIC-Insured 5.00% due 12/15/98                                 3,007,482
                             Colorado HFA MFH:
     9,800,000     A-1+      Central Park Series 96C 3.70%(a)                                   9,800,000
     4,370,000     A-1+         Greenwood Point Series 96D 3.70%(a)                             4,370,000
     9,500,000     A-1+         Hamptons Series 96G 3.70%(a)                                    9,500,000
     5,200,000     A-1+         Huntersridge Series 96E 3.70%(a)                                5,200,000
     6,300,000     A-1       Colorado Housing & Finance Authority Celestial
                                Seasoning 3.50%(a)(b)                                           6,300,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 5

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Colorado -- 2.1% (continued)
$    4,595,000     P-1*      Colorado Postsecondary EFA Revenue
                                (Regis Jesuit High School Project) 4.05%(a)               $     4,595,000
    15,000,000     SP-1+     Colorado State General Fund Revenue TRAN
                                Series A Series 99 4.00% due 6/25/99 15,047,636
                             Denver City & County Airport Revenue:
     7,000,000     A-1+         MBIA-Insured PART 3.70%(a)                                      7,000,000
    25,000,000     A-1+         Series 97A TECP 3.70% due 10/8/98(b)                           25,000,000
    17,100,000     A-1+         Series 97A TECP 3.40% due 10/30/98(b)                          17,100,000
     5,000,000     A-1+         Series B 4.05%(a)                                               5,000,000
    10,000,000     A-1+      Denver City & County Multi-Family Housing Revenue
                                (Seasons Apartments Project) 4.05%(a)(b)                       10,000,000
     1,080,000     A-1+      La Plata County PCR (Amoco Project)
                                3.45% due 3/1/99(c)                                             1,080,000
    10,200,000     A-1       Lakewood MFH Revenue (Marston Pointe Apartments
                                Project) 3.65%(a)                                              10,200,000
---------------------------------------------------------------------------------------------------------
                                                                                              133,200,118
---------------------------------------------------------------------------------------------------------
Delaware -- 0.8%
    18,400,000     A-1+      Delaware EDA Solid Waste CIBA Specialty
                                Chemical 98A 4.25%(a)(b)                                       18,400,000
     2,660,000     NR+       Delaware Health Facilities Authority (Christiana Care
                                Services) AMBAC-Insured 4.50% due 10/1/99(c)                    2,688,464
    26,000,000     A-1+      Delaware State Economic Development Authority
                                IDA Star Enterprises Series B-1 3.75%(a)(b)                    26,000,000
     5,880,000     A-1       New Castle County Economic Development Revenue
                                Refunding (Henderson McGuire Project) 4.00%(a)                  5,880,000
---------------------------------------------------------------------------------------------------------
                                                                                               52,968,464
---------------------------------------------------------------------------------------------------------
District of Columbia -- 0.3%
     5,000,000     AAA       District of Columbia GO Series A Refunding
                                AMBAC-Insured (Pre-Refunded--Escrowed with
                                U.S. government securities to 6/1/99 Call @ 102)
                                7.50% due 6/1/09                                                5,229,712
     7,830,000     VMIG 1*   District of Columbia HFA Carmel Series A 4.10%(a)                  7,830,000
     1,200,000     VMIG 1*   District of Columbia Revenue American University
                                Series 85 3.60%(a)                                              1,200,000
     6,980,000     A-1+      Macon Pooled Variable Rate PART MBIA-Insured
                                4.30%(a)                                                        6,980,000
---------------------------------------------------------------------------------------------------------
                                                                                               21,239,712
---------------------------------------------------------------------------------------------------------
Florida -- 4.0%
     2,000,000     A-1+      Broward County HFA Multi-Family Housing Revenue
                                Margate Investments Project 3.60%(a)                            2,000,000
    10,000,000     VMIG 1*   Dade County Water & Sewer PART FGIC-Insured
                                3.79%(a)                                                       10,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Florida -- 4.0% (continued)
$   47,765,000     A-1+      Florida Capital Projects Finance Authority Revenue
                                (Capital Projects Loan Program) Series A
                                FSA-Insured 3.97%(a)                                      $    47,765,000
                             Florida Department of Environmental Protection:
    10,260,000     A-1+         Series A FSA-Insured PART 4.14%(a)                             10,260,000
     4,945,000     A-1+         Series B AMBAC-Insured PART 4.14%(a)                            4,945,000
     6,820,000     A-1+      Florida HFA PART Series 96 4.15%(a)(b)                             6,820,000
     2,000,000     A-1       Florida HFA Series 85NN 3.85% due 11/1/98(c)                       2,000,000
     7,350,000     A-1+      Florida HFA Springs Colony Project
                                Series 85FF 3.65%(a)                                            7,350,000
    15,000,000     A-1+      Florida Hospital Association (Capital Project Finance
                                Authority) FSA-Insured 3.60%(a)                                15,000,000
     5,500,000     A-1       Florida Local Government Community Association of
                                Counties Series B TECP 3.65% due 11/13/98
                             5,500,000 Florida State Board of Education PART:
    34,275,000     A-1          4.17%(a)                                                       34,275,000
     3,235,000     A-1+         FGIC-Insured 4.11%(a)                                           3,235,000
     3,000,000     AAA       Florida State Turnpike Authority (Pre-Refunded--
                                Escrowed with U.S. government securities to 7/1/99
                                Call @ 102) 7.50% due 6/1/09                                    3,143,547
     1,500,000     A-1+      Hendry County IDA IDR (Savannah Foods & Industry
                                Project) 4.40%(a)(b)                                            1,500,000
    18,325,000     NR++       Inland Protection Financing Corp. FSA-Insured
                                4.25% due 1/1/99                                               18,353,202
     2,200,000     VMIG 1*   Pasco County HFA Multi-Family Revenue
                                (Carlton Arms Magnolia) 4.13%(a)                                2,200,000
       900,000     A-1+      Pinellas County HFA Single-Family Mortgage
                                Revenue PART 4.15%(a)(b)                                          900,000
     2,350,000     NR+       Pinellas County Industrial Council IDR (Molex ETC Inc.
                                Project) 4.10%(a)(b)                                            2,350,000
                             Saint Lucie County Power and Light TECP:
    20,025,000     A-1+         Series 92 3.75% due 12/7/98                                    20,025,000
    23,000,000     A-1+         Series 92 3.50% due 12/8/98                                    23,000,000
     5,775,000     A-1+         Series 94B 3.38% due 12/7/98                                    5,775,000
    12,725,000     A-1+         Series 94B 3.50% due 12/8/98                                   12,725,000
    16,600,000     A-1+      Sunshine State Government Finance Series 1986
                                AMBAC-Insured TECP 3.50% due 10/7/98                           16,600,000
---------------------------------------------------------------------------------------------------------
                                                                                              255,721,749
---------------------------------------------------------------------------------------------------------
Georgia -- 2.1%
     8,000,000     A-1       Burke County PCR Georgia Power Co. 4.25%(a)(b)                     8,000,000
     2,400,000     NR+       Carrollton IDR Holox Limited Project 4.10%(a)(b)                   2,400,000
     1,300,000     NR+       Cobb County IDR Development Authority
                                (RLR Industries Inc. Project) 4.10%(a)                          1,300,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Georgia -- 2.1% (continued)
                             Cobb County Multi-Family Housing:
$    1,500,000     A-1+         Greenhouse Frey Apartment Project
                                  Series 96 3.65%(a)                                      $     1,500,000
     4,055,000     A-1+         Williamstown Apartment Project
                                  Series 89 3.70%(a)(b)                                         4,055,000
     1,900,000     NR+       Decatur and Bainbridge Counties Development
                                Authority 4.10%(a)                                              1,900,000
                             De Kalb County Multi-Family Housing Authority
                                Revenue Refunding:
     5,100,000     A-1+           Camden Brook Project 3.65%(a)                                 5,100,000
     1,800,000     A-1+           Clairmont Crest Project 3.65%(a)                              1,800,000
     1,800,000     A-1+           Winters Creek Apartment 3.65%(a)                              1,800,000
     2,500,000     NR+       Dodge County IDA (Sylvan Hardwoods LLC Project)
                                4.10%(a)                                                        2,500,000
     6,200,000     A-1+      Fayette County IDR Gardner 4.10%(a)(b)                             6,200,000
     3,500,000     NR+       Fulton County IDA Charles Mackarvich Project
                                4.10%(a)(b)                                                     3,500,000
     3,100,000     A-1+      Fulton County Housing Greenhouse Holcomb Project
                                3.65%(a)                                                        3,100,000
     7,750,000     A-1+      Fulton County Housing Spring Creek 3.65%(a)                        7,750,000
     5,395,000     A-1+      Fulton County Water & Sewer FGIC-Insured PART
                                4.14%(a) 5,395,000 Georgia State GO PART:
     4,820,000     A-1+         Series B 4.14%(a)                                               4,820,000
    10,125,000     A-1+         Series C 4.14%(a)                                              10,125,000
     7,350,000     A-1+         Series D 4.14%(a)                                               7,350,000
     3,900,000     A-1+      Gwinnett County School District IDR Christian
                                Academy 4.00%(a)                                                3,900,000
     5,000,000     NR+       Harralson County Development IDR (Gold Kist Project)
                                4.10%(a)(b)                                                     5,000,000
     2,700,000     NR+       Jackson County IDA IDR (Snider Tire Inc. Project)
                                4.10%(a)(b)                                                     2,700,000
     4,900,000     NR+       Marietta Housing Authority Multi-Family Revenue
                                Refunding (Concepts 21 Apartments) 3.65%(a)                     4,900,000
                             Municipal Electricity Authority:
     6,000,000     A-1+         Series B 3.45%(a)                                               6,000,000
     6,600,000     A-1+         Series C 3.60%(a)                                               6,600,000
     1,000,000     A-1+         Series D 3.60%(a)                                               1,000,000
     5,000,000     A-1+         Special Obligation
                                  MBIA-Insured PART 3.70%(a)                                    5,000,000
     3,200,000     NR+       Pike County IDA IDR (Thomaston Mills Inc. Project)
                                4.10%(a)(b)                                                     3,200,000
     3,000,000     NR+       Richmond County Development Authority Revenue
                                (General Signal) 4.10%(a)                                       3,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                        1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Georgia -- 2.1% (continued)
$    3,500,000     NR+       Smyrna Housing Authority Multi-Family Housing
                                Revenue (Walton Grove Project) 4.10%(a)(b)                $     3,500,000
     4,700,000     A-1+      Thomaston-Upson County IDA Revenue
                                (De Ster Production Corp.) Series A 4.05%(a)(b)                 4,700,000
                             Tift County IDA IDR (Queen Carpet Corp. Project):
     3,000,000     NR+          Series A 4.10%(a)(b)                                            3,000,000
     1,500,000     NR+          Series B 4.00%(a)                                               1,500,000
---------------------------------------------------------------------------------------------------------
                                                                                              132,595,000
---------------------------------------------------------------------------------------------------------
Hawaii -- 0.6%
     1,200,000     VMIG 1*   Hawaii Housing Finance & Development Corp.
                                Series 93A 3.50%(a)                                             1,200,000
    37,340,000     A-1       Hawaii State GO MBIA-Insured PART Class A 3.72% (a)               37,340,000
---------------------------------------------------------------------------------------------------------
                                                                                               38,540,000
---------------------------------------------------------------------------------------------------------
Idaho -- 0.4%
    11,000,000     A-1+      Cluster County PCR (Amoco Oil) 3.60% due 10/1/98(c)               11,000,000
    16,680,000     VMIG 1*   Idaho HFA FHA-Insured PART 3.73% due 4/8/99(b)(c)                 16,680,000
---------------------------------------------------------------------------------------------------------
                                                                                               27,680,000
---------------------------------------------------------------------------------------------------------
Illinois -- 8.5%
    15,660,000     A-1+      Central Lake Community Joint Action Water Agency
                                Interim Water Revenue FGIC-Insured PART
                                3.60% due 2/11/99(c)                                           15,660,000
     5,500,000     NR+       Centralia Hollywood Brands Series 83 4.00%(a)                      5,500,000
    20,000,000     A-1+      Chicago Board of Education AMBAC-Insured PART
                                3.60% due 2/11/99(c)                                           20,000,000
                             Chicago GO AMBAC-Insured PART:
    11,680,000     A-1+        3.70%(a)                                                        11,680,000
     6,425,000     A-1+        3.75%(a)                                                         6,425,000
     1,500,000     VMIG 1*   Chicago Multi-Family Housing (Waveland Association
                                Project) Series D 3.50%(a)                                      1,500,000
                             Chicago O'Hare International Airport Revenue:
     4,300,000     A-1+         Second Lien Series 88B 3.60%(a)(b)                              4,300,000
    10,100,000     A-1+         Second Lien Series 94C 3.55%(a)                                10,100,000
    16,400,000     SP-1+     Chicago Tender Notes 3.55% due 10/29/98(c)                        16,400,000
    46,040,000     VMIG 1*   Chicago Water Revenue FGIC-Insured PART 3.81%(a)                  46,040,000
     8,235,000     A-1+      Cook County GO PART MBIA-Insured 3.70%(a)                          8,235,000
     9,770,000     A-1+      Elmhurst JT Comm Accreditation (Commonwealth
                                Edison Co. Project) 4.00%(a)                                    9,770,000
     3,290,000     A-1+      Illinois Development Authority 6 West Hubbard Street
                                4.07%(a)(b)                                                     3,290,000
     3,020,000     A-1+      Illinois Development Authority F.C. Ltd. Partnership
                                Project 3.75%(a)(b)                                             3,020,000
     2,600,000     A-1+      Illinois Development Authority Provena Health
                                Series C MBIA-Insured 3.60%(a)                                  2,600,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Illinois -- 8.5% (continued)
$   22,570,000     P-1*      Illinois Development Authority Solid Waste Disposable
                                (Waste Management Project) 4.05%(a)(b)                    $    22,570,000
     5,700,000     A-1+      Illinois Development Finance Authority Housing
                                Revenue (Cinnamon Lake Tower) 3.80%(a)(b)                       5,700,000
                             Illinois Development Finance Authority PCR:
    11,670,000     A-1+         Illinois Power Co. Project 3.55%(a)                            11,670,000
    15,000,000     A-1+         Series 87B 3.85%(a)(b)                                         15,000,000
    12,000,000     A-1+         Series 1994C AMBAC-Insured 3.65%(a)                            12,000,000
    27,000,000     A-1+         Series 1997A MBIA-Insured 3.70%(a)(b)                          27,000,000
     4,500,000     A-1+         Series 1997C MBIA-Insured 3.80%(a)(b)                           4,500,000
                             Illinois Development Finance Authority Revenue:
    40,000,000     A-1+         Adventist Health Systems Series A MBIA-Insured
                                  4.05%(a)                                                     40,000,000
     3,000,000     A-1+         Harris Pavilion (Residential Rental) 3.65%(a)(b)                3,000,000
     4,760,000     A-1+         Safety Education-- Foundation For Safety 3.68%(a)               4,760,000
     4,000,000     VMIG 1*   Illinois Education Facilities Authority Museum of
                                Science 3.65%(a)                                                4,000,000
    14,380,000     A-1       Illinois HDA Homeowner Mortgage Sub C2 PART
                                3.75% due 10/5/98(c)                                           14,380,000
    14,400,000     A-1+      Illinois HDA Residential Mortgage Revenue PART
                                AMBAC-Insured 3.45% due 4/8/99(b)(c) 14,400,000
                             Illinois Health Facilities Authority Revenue:
    10,525,000     VMIG 1*      Edgewater Medical Center Series B 3.65%(a)                     10,525,000
                                Pekin Memorial Hospital:
     5,000,000     VMIG 1*        Series 97 AMBAC-Insured 4.02%(a)                              5,000,000
    14,430,000     VMIG 1*        Series B 4.02%(a)                                            14,430,000
     6,500,000     VMIG 1*        Series C 4.02%(a)                                             6,500,000
     4,025,000     A-1+         Pool Loan Series D 3.65%(a)                                     4,025,000
     6,400,000     A-1+         Swedish Covenant Hospital Project AMBAC-Insured
                                  3.55%(a)                                                      6,400,000
     4,000,000     A-1+         University of Chicago Hospital MBIA-Insured 3.55%(a)            4,000,000
    13,000,000     VMIG 1*      University of Chicago TECP Series 85 3.75%
                                  due 11/4/98(c)                                               13,000,000
    18,200,000     VMIG 1*   Illinois HFA Southern Healthcare Enterprises
                                Series 1 MBIA-Insured 3.60%(a)                                 18,200,000
     3,255,000     A-1+      Illinois State Sales Tax Revenue PART FSA-Insured
                                4.12%(a)                                                        3,255,000
                             Illinois Student Assistance Community Student
                                Loan Revenue:
     2,940,000     VMIG 1*        Series 96A 3.60%(a)(b)                                        2,940,000
     7,800,000     VMIG 1*        Series 97A 3.60%(a)(b)                                        7,800,000
     2,470,000     NR+       Lincolnwood IDR Refunding (Illinois Self Storage
                                Center) 4.05%(a)                                                2,470,000
     1,500,000     A-1+      Lisle MFH (Ashley of Lisle Project) 3.65%(a)                       1,500,000
     3,300,000     A-1+      Lockport IDR (Panduit Corp. Project) 3.75%(a)(b)                   3,300,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Illinois -- 8.5% (continued)
                             Met Pier Exposition Authority McCormick FGIC-Insured
                                PART:
$   19,430,000     A-1+           4.14%(a)                                                $    19,430,000
    10,000,000     A-1+           3.65% due 12/3/98(c)                                         10,000,000
     2,000,000     A-1+      Oswego IDR (Griffith Laboratories Project) 3.75%(a)(b)             2,000,000
     4,000,000     NR+       Paris IDR (Simonton Building Products Inc.)
                                4.10%(a)(b)                                                     4,000,000
     5,250,000     NR+       Pekin IDR Refunding (BOC Group Inc. Project) 4.00%(a)              5,250,000
    15,735,000     A-1+      Regional Transportation Authority PART FGIC-Insured
                                3.35% due 3/11/99(c)                                           15,735,000
     1,785,000     NR+       River Grove IDR Refunding (Self Storage Center)
                                4.05%(a)                                                        1,785,000
    10,000,000     VMIG 1*   Schaumberg, Cook & Dupage County Series 98A
                                3.70%(a)                                                       10,000,000
     2,400,000     A-1+      Southwestern Illinois Development Authority Solid
                                Waste Shell Oil Company 4.25%(a)(b)                             2,400,000
     3,800,000     A-1+      University of Illinois Revenue Health Services Facilities
                                Systems Series B 3.50%(a)                                       3,800,000
     3,000,000     A-1+      University of Illinois Revenue PART MBIA-Insured
                                4.12%(a)                                                        3,000,000
     4,200,000     A-1+      Village of Sauget Saint Claire County 3.65%(a)                     4,200,000
     3,000,000     A-1+      Will County (Amoco Corp. Project) Series 98 4.25%(a)(b)            3,000,000
     7,000,000     A-1+      Will County MFH Woodland Crest Hill Project 3.75%(a)(b)            7,000,000
    12,400,000     A-1       Winnegabo Boone County PART FSA-Insured
                                3.65% due 10/1/98(c)                                           12,400,000
---------------------------------------------------------------------------------------------------------
                                                                                              550,845,000
---------------------------------------------------------------------------------------------------------
Indiana -- 3.7%
     4,000,000     A-1+      Allen County Economic Development Revenue
                                (Mattel Project) 3.95%(a)(b)                                    4,000,000
     1,785,000     NR+       Bluffton Economic Development Revenue (Snyder
                                Tire Inc. Project) 4.10%(a)                                     1,785,000
     3,700,000     VMIG 1*   Fort Wayne Hospital Authority Revenue (Parkview
                                Memorial Hospital) Series B 3.90%(a)                            3,700,000
     4,500,000     VMIG 1*   Fort Wayne PCR (General Motors Corp. Project) 3.70%(a)             4,500,000
    20,000,000     A-1+      Hammond Local Public Improvement Bond Bank
                                4.30% due 1/7/99                                               20,025,846
    44,000,000     SP-1+     Indiana Bond Bank Series A-2 4.00% due 1/20/99                    44,051,754
     5,800,000     A-1+      Indiana Health Facilities Development Finance Authority
                                Youth Opportunity Center 3.65%(a)                               5,800,000
     7,500,000     A-1+      Indiana Health Facility Financing Authority Hospital
                                Revenue (Community Hospitals Project)
                                Series B 4.05%(a)                                               7,500,000
    18,000,000     A-1+      Indiana IDA Solid Waste (Pure Air Series 90A)
                                3.60% due 10/9/98(b)(c)                                        18,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Indiana -- 3.7% (continued)
                             Indiana Secondary Market Educational Loans Inc.
                                AMBAC-Insured Education Loan Revenue:
$    5,300,000     A-1+           Series 88B 3.65%(a)(b)                                  $     5,300,000
    13,900,000     A-1+           Series 89B 3.65%(a)(b)                                       13,900,000
     4,500,000     A-1+      Indiana State Development Finance Authority Enterprise
                                Center III Project 3.75%(a)(b)                                  4,500,000
    16,100,000     A-1+      Indiana State Development Finance Facilities Indiana
                                Historical Society 3.65%(a)                                    16,100,000
     3,925,000     A-1+      Indiana State Toll Road Commission PART 4.14%(a)                   3,925,000
    17,000,000     NR++      Indiana University Hospital Revenue Clarian Health
                                7.00% due 1/1/99                                               17,478,766
     5,000,000     SP-1+     Indianapolis Local Public Improvement
                                4.25% due 1/11/99                                               5,008,204
     1,400,000     A-1+      Marion Economic Development Revenue Synectic
                                Partnership PART 4.00%(a)                                       1,400,000
    10,100,000     VMIG 1*   Petersburg Power & Light Series B AMBAC-Insured
                                3.65%(a)                                                       10,100,000
     1,300,000     NR+       Plymouth PCR (Dean Foods Co. Project) 4.00%(a)                     1,300,000
     1,160,000     VMIG 1*   Richmond Economic Development Authority Beverly
                                Enterprises IDR 3.55%(a)                                        1,160,000
    31,600,000     NR+       Rockport PCR Refunding (Michigan Power Co. Project)
                                Series B AMBAC-Insured 3.55%(a)                                31,600,000
    13,400,000     A-1+      University of Southern Indiana Student Housing 3.65%(a)           13,400,000
     3,600,000     A-1+      Whitting Sewer & Solid Waste Disposal (Amoco Oil
                                Project) 4.25%(a)(b)                                            3,600,000
---------------------------------------------------------------------------------------------------------
                                                                                              238,134,570
---------------------------------------------------------------------------------------------------------
Iowa -- 1.1%
     3,000,000     NR+       Iowa Finance Authority IDR (Dixie Bedding Co. Project)
                                4.10%(a)(b)                                                     3,000,000
     3,000,000     P-1*      Iowa HFA IDR (Sauer -- Sundstrand Co. Project)
                                3.75%(a)(b)                                                     3,000,000
    14,300,000     A-1+      Iowa Higher Education Authority Private College
                                MBIA-Insured 3.75%(a)                                          14,300,000
                             Iowa State School Cash Anticipation:
    25,000,000     SP-1+        Series A 4.50% due 6/25/99                                     25,149,959
    20,000,000     SP-1+        Series B FSA-Insured 4.25% due 1/28/99                         20,045,306
     8,115,000     A-1       Polk County Hospital Equipment & Improvement
                                MBIA-Insured 3.60%(a)                                           8,115,000
---------------------------------------------------------------------------------------------------------
                                                                                               73,610,265
---------------------------------------------------------------------------------------------------------
Kansas -- 0.8%
     3,400,000     NR+       Fredonia Revenue Exempt Facilities (Systech
                                Environmental) 4.25%(a)(b)                                      3,400,000
     2,025,000     NR+       Lawrence IDR Ram Company Project Series A
                                4.10%(a)(b)                                                     2,025,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Kansas -- 0.8% (continued)
$    6,000,000     A-1+      Mission MFH (Silverwood Apartments Project)
                                3.65%(a)                                                  $     6,000,000
    14,000,000     NR+       Sedgewick County Airport Facility Revenue (Flight
                                Safety International Inc. Project) 4.10%(a)(b)                 14,000,000
    15,100,000     MIG 1*    Topeka Temporary Notes Series B 4.00% due 7/1/99                  15,146,025
                             Wichita Airport Authority Airport Facilities Revenue
                                (Flight Safety International Project):
     3,300,000     NR+            4.00%(a)                                                      3,300,000
     6,170,000     NR+            4.10%(a)(b)                                                   6,170,000
---------------------------------------------------------------------------------------------------------
                                                                                               50,041,025
---------------------------------------------------------------------------------------------------------
Kentucky -- 1.9%
     3,250,000     NR+       Calvert City PCR (BOC Group Inc. Project) 4.00%(a)                 3,250,000
    17,970,000     VMIG 1*   Clipper Kentucky Tax-Exempt Trust PART 4.07%(a)                   17,970,000
     4,000,000     VMIG 1*   Fulton County (United Healthcare Hospital Co.)
                                3.65%(a)                                                        4,000,000
    21,685,000     NR+       Hancock County IDR (Southwire Co. Project)
                                Series 92A 4.20%(a)                                            21,685,000
     2,225,000     A-1+      Kenton County Airport PART MBIA-Insured 4.20%(a)(b)                2,225,000
    11,200,000     A-1+      Kentucky EDA (Catholic Healthcare Partners) Series A
                                3.50%(a)                                                       11,200,000
    23,450,000     A-1+      Kentucky Higher Education Student Loan
                                AMBAC-Insured 3.60%(a)(b)                                      23,450,000
    23,060,000     A-1       Louisvllle and Jefferson County Sewer PART
                                FGIC-Insured 3.70% due 10/6/98(c)                              23,060,000
     5,500,000     P-1*      Montgomery County IDR (Conn Fineblanking Corp.)
                                4.15%(a)(b)                                                     5,500,000
     3,450,000     A-1+      Morgantown Southern Health Care Systems Project A
                                4.00%(a)                                                        3,450,000
     3,500,000     VMIG 1*   Trimble County Power (Louisville G&E Series 92)
                                TECP 3.40% due 12/2/98                                          3,500,000
---------------------------------------------------------------------------------------------------------
                                                                                              119,290,000
---------------------------------------------------------------------------------------------------------
Louisiana -- 3.0%
     5,625,000     A-1+      Jefferson Parish Service District-West Jefferson
                                Medical Center 3.60%(a)                                         5,625,000
                             Lake Charles Harbor & Terminal District Port:
     1,400,000     P-1*         Citgo Petroleum Corp. Series 84 3.65%(a)(b)                     1,400,000
    28,000,000     A-1+         Global Industries Ltd. 3.60%(a)(b)                             28,000,000
     3,500,000     A-1+      Lincoln PCR Willamette Industrial Inc., Project
                                3.65%(a)(b)                                                     3,500,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                13

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Louisiana -- 3.0% (continued)
                             Louisiana Public Facility Authority:
$    8,740,000     A-1+         College & Equipment Series A FGIC-Insured 3.60%(a)        $     8,740,000
     4,200,000     A-1+         Home Depot USA Project 4.10%(a)(b)                              4,200,000
     1,655,000     VMIG 1*      Hospital Progam MBIA-Insured 3.60%(a)                           1,655,000
     1,900,000     A-1+         Willis Knighton Medical Center AMBAC-Insured
                                  3.60%(a)                                                      1,900,000
                             Louisiana State GO:
    10,000,000     A-1          AMBAC-Insured 3.72%(a)                                         10,000,000
    10,000,000     A-1          FSA-Insured 3.72%(a)                                           10,000,000
     7,025,000     VMIG 1*      Series 29A PART MBIA-Insured 4.05%(a)                           7,025,000
    32,050,000     VMIG 1*   New Orleans Aviation Board Revenue Refunding
                                Series B MBIA-Insured 3.65%(a)                                 32,050,000
    28,520,000     A-1+      Offshore Term Authority Loop Inc. Series A 3.50%(a)               28,520,000
     5,000,000     NR+       Ouachita Parish IDB IDR (Sulzer Escher Wyss Project)
                                4.10%(a)(b)                                                     5,000,000
     2,500,000     VMIG 1*   Parish Jefferson Home Mortgage Authority Series A-2
                                3.63% due 9/1/99(b)(c)                                          2,500,000
     9,500,000     P-1*      Plaquemines Port Harbor &Terminal District (Chevron
                                Pipeline Co.) 3.65% due 9/1/99(c)                               9,504,185
     1,700,000     A-1+      St. Charles Parish PCR Shell Oil Series 1992 4.25%(a)(b)           1,700,000
                             St. James Parish PCR Texaco Project TECP:
     9,000,000     A-1          Series A 3.55% due 10/28/98                                     9,000,000
    22,000,000     A-1          Series B 3.55% due 10/28/98                                    22,000,000
     1,000,000     NR+       Vermillion Parish IDR (Garan Inc. Project) 4.11%(a)(b)             1,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              193,319,185
---------------------------------------------------------------------------------------------------------
Maine -- 0.1%
     7,285,000     A-1       Westbrook Revenue (Southern Container Corp. Project)
                                4.10%(a)(b)                                                     7,285,000
---------------------------------------------------------------------------------------------------------
Maryland -- 2.8%
     5,000,000     NR+       Baltimore County EDR (Art Litho Co. Project) 4.10%(a)(b)           5,000,000
     3,600,000     A-1+      Baltimore County (Spring Hill Realty) 3.50%(a)                     3,600,000
     4,000,000     A-1+      Baltimore PCR Refunding (SCM Plants Project) 4.00%(a)              4,000,000
    11,850,000     VMIG 1*   Charlestown Community 3.90%(a)                                    11,850,000
    20,000,000     A-1+      Gaithersburg EDR (Asbury Methodist) Series A
                                MBIA-Insured 4.05%(a)                                          20,000,000
                             Maryland State Health & Higher Educational Facilities
                                Authority Revenue:
    24,300,000     VMIG 1*        Series A 3.50%(a)                                            24,300,000
     6,000,000     VMIG 1*        Series B 3.60%(a)                                             6,000,000
                             Montgomery County EDR
                                (Howard Hughes Medical Center):
    12,100,000     A-1+           Series A 3.55%(a)                                            12,100,000
    25,500,000     A-1+           Series B 3.65%(a)                                            25,500,000
    25,500,000     A-1+           Series C 3.55%(a)                                            25,500,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Maryland -- 2.8% (continued)
$   29,000,000     A-1+      Montgomery County Housing Opportunity Community
                                Housing Revenue (Draper Land Apartments)
                                Issue I FGIC-Insured 3.60%(a)(b)                          $    29,000,000
    11,070,000     A-1+      Montgomery GO Series A Public PART 4.14%(a)                       11,070,000
---------------------------------------------------------------------------------------------------------
                                                                                              177,920,000
---------------------------------------------------------------------------------------------------------
Massachusetts -- 3.4%
     7,500,000     A-1       Boston IDR (Boston Home Inc.) 4.10%(a)                             7,500,000
    10,395,000     VMIG 1*   Clipper Massachusetts Tax Exempt Trust PART
                                AMBAC-Insured 4.17%(a)(b)                                      10,395,000
                             Massachusetts Bay Transit Authority:
    82,000,000     SP-1+        Series B 1998 4.25% due 9/3/99                                 82,681,386
    34,000,000     A-1+         Series C TECP 3.55% due 10/8/98                                34,000,000
    50,000,000     A-1+      Massachusetts GO Series A 3.90%(a)                                50,000,000
     9,180,000     A-1+      Massachusetts HFA Series 94A PART AMBAC-Insured
                                4.15%(a)(b)                                                     9,180,000
     2,480,000     A-1+      Massachusetts IDR IFA 420 Newburyport Turnpike
                                Series 98 4.10%(a)(b)                                           2,480,000
     2,210,000     A-1+      Massachusetts Turnpike Authority PART MBIA-Insured
                                4.14%(a)                                                        2,210,000
    21,025,000     A-1+      Massachusetts Water Resource Authority Series D
                                PART MBIA-Insured 4.10%(a)                                     21,025,000
---------------------------------------------------------------------------------------------------------
                                                                                              219,471,386
---------------------------------------------------------------------------------------------------------
Michigan -- 2.9%
     3,500,000     NR+       Berrien County Limited Obligation Revenue (Menasha
                                Corp. Project) 4.00%(a)                                         3,500,000
    18,850,000     A-1+      Detroit Sewer Disposable Revenue PART FGIC-Insured
                                3.70%(a)                                                       18,850,000
     3,200,000     VMIG 1*   Michigan HDA (Shoal Creek) 3.60%(a)                                3,200,000
    10,000,000     A-1+      Michigan State Building Authority TECP Series 2
                                3.70% due 10/1/98                                              10,000,000
     4,000,000     VMIG 1*   Michigan State HDA PART FSA-Insured Series A
                                4.15%(a)(b)                                                     4,000,000
                             Michigan State Hospital Finance Authority Revenue:
    16,300,000     VMIG 1*      Mt. Clemens Hospital Refunding 3.60%(a)                        16,300,000
    12,900,000     A-1          St. Mary Hospital of Livonia Series A 3.50%(a)                 12,900,000
                             Michigan State Muni Board Authority:
     4,000,000     SP-1+        Series B 4.50% due 7/2/99                                       4,026,064
     2,500,000     NR+          Series C 4.50% due 8/27/99                                      2,519,619
    74,770,000     SP-1+        Series D-1 4.25% due 8/27/99                                   75,209,407
    20,440,000     VMIG 1*   Michigan Strategic Fund PCR (General Motors Corp.
                                Project) 3.50%(a)                                              20,440,000
    10,000,000     A-1       Saline EDA (Evangelical Homes Project) 3.65%(a)                   10,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                15

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Michigan -- 2.9% (continued)
$    6,700,000     A-1+      Wayne Charter County Airport Revenue (Detroit
                                Metropolitan Community) 3.65%(a)(b)                       $     6,700,000
---------------------------------------------------------------------------------------------------------
                                                                                              187,645,090
---------------------------------------------------------------------------------------------------------
Minnesota -- 1.2%
     1,700,000     A-1+      Hubbard County Solid Waste Disposal Revenue (Potlatch
                                Corp. Project) 3.75%(a)(b)                                      1,700,000
    11,910,000     A-1+      Minneapolis GO Series B 3.95%(a)                                  11,910,000
     6,000,000     VMIG 1*   Minneapolis St. Paul Apartments PART AMBAC-Insured
                                4.00%(a)                                                        6,000,000
                             Minnesota HFA:
     8,535,000     A-1+         Series F 3.65% due 8/9/99(c)                                    8,535,000
     5,155,000     A-1+         Series G 3.70% due 8/9/99(b)(c)                                 5,155,000
    13,750,000     A-1+         Series H 3.70% due 8/9/99(b)(c)                                13,750,000
                             Rochester Health Care Facility (Mayo Foundation Project):
    10,000,000     A-1+         Series A 4.15%(a)                                              10,000,000
    17,600,000     A-1+         Series C 4.15%(a)                                              17,600,000
---------------------------------------------------------------------------------------------------------
                                                                                               74,650,000
---------------------------------------------------------------------------------------------------------
Mississippi -- 0.4%
     2,880,000     NR+       Jackson IDR Refunding (McKesson Corp. Project)
                                4.00%(a)                                                        2,880,000
    16,845,000     A-1+      Mississippi State GO Highway PART 4.14%(a)                        16,845,000
     5,350,000     NR+       Newton IDR Refunding (La-Z-Boy Chair Co. Project)
                                4.00%(a)                                                        5,350,000
     1,500,000     NR+       Washington County IDR (La-Z-Boy Chair Co. Project)
                                4.10%(a)(b)                                                     1,500,000
---------------------------------------------------------------------------------------------------------
                                                                                               26,575,000
---------------------------------------------------------------------------------------------------------
Missouri -- 2.2%
    23,000,000     A-1+      Bistate Development Agency Metropolitan District
                                (Saint Clair County Metrolink) Series B MBIA-Insured
                                3.90%(a)                                                       23,000,000
     3,170,000     A-1+      Jefferson County IDR (Westview Nursing) 3.65%(a)                   3,170,000
                             Kansas City IDA MFH Revenue:
     1,000,000     A-1+         Sleepy Hollow Project 3.65%(a)                                  1,000,000
     7,795,000     A-1+         Willow Creek IV Apartments 3.60%(a)                             7,795,000
                             Missouri Higher Education Loan Authority Student Loan
                                Revenue:
    22,900,000     VMIG 1*        Series 90A 3.65%(a)(b)                                       22,900,000
     1,250,000     VMIG 1*        Series 90B 3.65%(a)(b)                                        1,250,000
     4,000,000     A-1+      Missouri State Environmental Improvement and Energy
                                Authority Utilicorp United Inc. Project 3.80%(a)(b)             4,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Missouri -- 2.2% (continued)
                             Missouri State Health & Educational Facilities
                                Authority Revenue:
$   13,000,000     A-1+           Barnes Hospital Project 3.60%(a)                        $    13,000,000
     3,000,000     SP-1+          Series 98C Columbia Public School District
                                    4.25% due 9/13/99                                           3,016,442
     3,000,000     SP-1+          Series 98H Mehiville School District
                                    4.25% due 9/13/99                                           3,016,442
    11,000,000     SP-1+          Series 98K St. Louis School District
                                    4.25% due 9/13/99                                          11,060,290
     6,000,000     A-1+           Sister of Mercy Series B 3.50%(a)                             6,000,000
     7,900,000     A-1+           St. Anthony's Medical Center Series B 3.50%(a)                7,900,000
    22,000,000     A-1+      Missouri State Health Educational (Medical Research
                                Facilities Stower) 4.00%(a)                                    22,000,000
    11,395,000     A-1+      St. Louis Airport Revenue FGIC-Insured PART
                                3.70%(a)(b)                                                    11,395,000
     4,000,000     NR+       Versailles IDA IDR Refunding (Gates Rubber Co. Project)
                                4.06%(a)                                                        4,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              144,503,174
---------------------------------------------------------------------------------------------------------
Montana -- 0.5%
     8,500,000     A-1+      Forsyth PCR Pacificorp Colstrip 4.30%(a)(b)                        8,500,000
     1,200,000     P-1*      Missoula IDR (Washington Corp. Project) 3.51%(a)                   1,200,000
    14,100,000     A-1+      Montana Board of Investment (Colstrip 89) 3.65%(a)(b)             14,100,000
     3,925,000     A-1+      Montana EDA (Farmers Union Central Project) 4.68%(a)               3,925,000
     3,940,000     VMIG 1*   Montana State Board Housing PART FHA-Insured
                                4.15%(a)(b)                                                     3,940,000
---------------------------------------------------------------------------------------------------------
                                                                                               31,665,000
---------------------------------------------------------------------------------------------------------
Nebraska -- 1.0%
                             Nebraska Higher Education Loan Program Income
                                Revenue Student Loan Program:
     1,600,000     VMIG 1*        Series 1985A MBIA-Insured 3.60%(a)                            1,600,000
    22,575,000     A-1+           Series 1986A 3.70%(a)(b)                                     22,575,000
     2,650,000     A-1+           Series 1986B 3.70%(a)(b)                                      2,650,000
    10,425,000     A-1+           Series 1986C 3.70%(a)(b)                                     10,425,000
    22,280,000     A-1+           Series 1986D 3.70%(a)(b)                                     22,280,000
     4,600,000     A-1+           Series 1988C 3.70%(a)(b)                                      4,600,000
---------------------------------------------------------------------------------------------------------
                                                                                               64,130,000
---------------------------------------------------------------------------------------------------------
Nevada -- 0.9%
     4,990,000     A-1+      Clark County Airport Improvement Revenue Lien
                                Series A2 3.60%(a)(b)                                           4,990,000
                             Clark County Nevada PCR Southern California Edison
                                Series 87A TECP:
    16,100,000     A-1+           3.40% due 12/7/98                                            16,100,000
    15,800,000     A-1+           3.60% due 12/11/98                                           15,800,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                17

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Nevada -- 0.9% (continued)
$   11,450,000     A-1+      Clark County School District PART FGIC-Insured
                                4.12%(a)                                                  $    11,450,000
    10,000,000     A-1+      Nevada State GO PART 4.12%(a)                                     10,000,000
---------------------------------------------------------------------------------------------------------
                                                                                               58,340,000
---------------------------------------------------------------------------------------------------------
New Hampshire -- 0.7%
                             NewHampshire Higher Educational & Health
                                Facilities Authority Revenue VHA New England
                                Inc.
                                AMBAC-Insured:
     4,200,000     A-1+           Series E 3.65%(a)                                             4,200,000
     8,300,000     A-1+           Series G 3.65%(a)                                             8,300,000
     2,800,000     A-1       New Hampshire State Business Finance Authority IDR
                                (Park Nameplate Co.) 4.10%(a)(b)                                2,800,000
    19,700,000     A-1+      New Hampshire State Business Finance Authority PCR
                                United Illuminating 3.65%(a)(b)                                19,700,000
     7,000,000     A-1+      New Hampshire State IDR Authority (Connecticut
                                Light & Power Co.) 3.55%(a)                                     7,000,000
---------------------------------------------------------------------------------------------------------
                                                                                               42,000,000
---------------------------------------------------------------------------------------------------------
New Jersey -- 0.1%
     1,900,000     A-1+      New Jersey EDA Power (PSE&G) Series A
                                MBIA-Insured 3.30%(a)                                           1,900,000
       260,000     A-1+      New Jersey State Housing & Mortgage Finance Agency
                                Revenue PART MBIA-Insured 4.16%(a)(b)                             260,000
---------------------------------------------------------------------------------------------------------
                                                                                                2,160,000
---------------------------------------------------------------------------------------------------------
New Mexico -- 0.8%
     4,900,000     NR+       Bellen IDR (Solo New Mexico Project) 4.10%(a)(b)                   4,900,000

     3,440,000     A-1+      New Mexico Mortgage Finance Authority Series 1995
                                PART 3.45% due 4/8/99(b)(c)                                     3,440,000
     5,140,000     A-1+      New Mexico Mortgage Finance GNMA/FNMA-Collateralized
                                PART 3.75% due 5/13/99(b)(c)                                    5,140,000
    38,000,000     SP-1+     New Mexico TRAN 4.25% due 6/30/99                                 38,177,677
---------------------------------------------------------------------------------------------------------
                                                                                               51,657,677
---------------------------------------------------------------------------------------------------------
New York -- 2.5%
                             Long Island Power Authority (Electricity System Revenue):
    20,000,000     A-1+         Series 4 TECP 3.70% due 11/19/98                               20,000,000
    20,000,000     A-1+         Series 4 TECP 3.70% due 11/20/98                               20,000,000
    17,495,000     A-1+         Series A PART 4.21%(a)                                         17,495,000
    24,795,000     A-1+         Series B PART 4.21%(a)                                         24,795,000
    35,645,000     A-1+         Series B FSA-Insured PART 4.18%(a)                             35,645,000
    13,690,000     A-1       NYC GO PART Series M AMBAC-Insured
                                3.85% due 12/3/98(c)                                           13,690,000
    10,000,000     NR++       Rochester New York BAN Series 1998-I
                                4.00% due 3/9/99                                               10,018,084

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
18                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
New York -- 2.5% (continued)
$   16,592,000     SP-1+     Syracuse New York BAN Series B
                                4.00% due 12/18/98                                        $    16,598,115
---------------------------------------------------------------------------------------------------------
                                                                                              158,241,199
---------------------------------------------------------------------------------------------------------
North Carolina -- 0.9%
     3,500,000     NR+       Iredell County Industrial Facilities & PCFA Industrial
                                Revenue (Valspar Corp. Project) 4.05%(a)(b)                     3,500,000
     4,135,000     A-1+      Mecklenburg County Lease Revenue
                                (The Young Men's Christian Association) 3.95%(a)                4,135,000
     7,755,000     A-1+      North Carolina Education Facilities Agency (Brevard
                                College) 3.55%(a)                                               7,755,000
     9,855,000     A-1       North Carolina HFA PART 3.75%(a)(b)                                9,855,000
    24,090,000     A-1+      North Carolina State GO PART 4.12%(a)                             24,090,000
     3,625,000     NR+       Pasquotank County Hospital Revenue Ablemarle Hospital
                                3.95%(a)                                                        3,625,000
     1,800,000     A-1+      Rowan County IDR PCR (Double LLC Project) Series 98
                                4.10%(a)(b)                                                     1,800,000
     5,000,000     A-1+      University of North Carolina Revenue (Kenan Memorial
                                Stadium) 3.95%(a)                                               5,000,000
---------------------------------------------------------------------------------------------------------
                                                                                               59,760,000
---------------------------------------------------------------------------------------------------------
Ohio -- 2.5%
     3,220,000     A-1+      Clermont County Hospital Facility Revenue (Mercy Health
                                System) Series B 3.50%(a)                                       3,220,000
    21,000,000     A-1+      Cuyahoga County Cleveland Clinic Series C 3.55%(a)                21,000,000
    11,690,000     A-1       Cuyahoga County Hospital Revenue Bonds (Walker
                                Center) AMBAC-Insured 3.67%(a)                                 11,690,000
     6,400,000     VMIG 1*   Franklin County Hospital Revenue (U.S. Health Corp.)
                                4.00%(a)                                                        6,400,000
    14,590,000     A-1+      Lake County Hospital Facilities Revenue (Lake Hospital
                                Systems Inc.) 3.60%(a)                                         14,590,000
    26,000,000     A-1+      Mahoning County Hospital Facility Revenue (Forum
                                Health Obligation Group) Series B MBIA-Insured
                                4.00%(a)                                                       26,000,000
     7,690,000     VMIG 1*   Ohio HFA Revenue Assisted Living Concept Corp.
                                4.05%(a)(b)                                                     7,690,000
                             Ohio State Air Quality Development Authority Revenue:
    23,070,000     A-1+         Edison Co. Series 88A 3.65% due 2/1/99(c)                      23,070,000
     4,100,000     A-1+         Timken Co. 3.65%(a)                                             4,100,000
                             Ohio State Water Development Authority:
                                Duquesne Light Co. Project:
     5,500,000     A-1+           3.65%(a)(b)                                                   5,500,000
     3,000,000     A-1+           TECP 3.40% due 12/7/98(b)                                     3,000,000
    18,500,000     VMIG 1*      Timken Co. Project Waste Disposal Revenue
                                  3.65%(a)(b)                                                  18,500,000
    10,000,000     SP-1+     Summit County BAN Series A 4.50% due 6/3/99                       10,048,463

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                19

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Ohio-- 2.5% (continued)
$    7,780,000     VMIG 1*   Toledo City Services Special Assessment Notes
                                4.00%(a)                                                  $     7,780,000
---------------------------------------------------------------------------------------------------------
                                                                                              162,588,463
---------------------------------------------------------------------------------------------------------
Oklahoma -- 0.6%
     4,500,000     NR+       Creek County Industrial Authority IDR
                               (Henry Vogt Machinery) 4.15%(a)(b)                               4,500,000
    31,865,000     A-1+      Oklahoma State Water Resource Board Program
                                3.50% due 3/1/99(c)                                            31,863,568
---------------------------------------------------------------------------------------------------------
                                                                                               36,363,568
---------------------------------------------------------------------------------------------------------
Oregon -- 3.4%
     8,000,000     VMIG 1*   Hillsboro Oregon Revenue Graduate Center Institute
                                Project 4.00%(a)                                                8,000,000
    50,000,000     SP-1+     Klamath Falls Electric Salt Cares Hydro
                                Series D 3.80% due 5/1/99(c)                                   50,000,000
     1,300,000     NR+       Oregon State Economic Development Commission IDR
                                Trust Joist 4.00%(a)                                            1,300,000
                             Oregon State GO:
    13,700,000     A-1+         Series 73E 3.60%(a)                                            13,700,000
    45,105,000     A-1+         Series 73F 3.60%(a)                                            45,105,000
    50,500,000     A-1+         Series 73G 3.60%(a)                                            50,500,000
    17,800,000     A-1+         Series 73H 3.60%(a)                                            17,800,000
                             Oregon State Housing & Community Services
                                Department Mortgage Revenue (Single-Family
                                Mortgage Program):
     9,000,000     MIG 1*         Series E 3.60% due 8/31/99(c)                                 9,000,000
     5,000,000     MIG 1*         Series F 3.65% due 8/31/99(b)(c)                              5,000,000
    16,900,000     P-1*      Washington County MFH Authority (Cedar Mill Project)
                                3.80%(a)(b)                                                    16,900,000
---------------------------------------------------------------------------------------------------------
                                                                                              217,305,000
---------------------------------------------------------------------------------------------------------
Pennsylvania -- 4.9%
     6,750,000     NR+       Allegheny County Hospital Development Authority Revenue
                                (Health Care Dialysis Clinic) 4.00%(a)                          6,750,000
     1,000,000     NR+       Bethel Park School District Series B AMBAC-Insured
                                6.20% due 2/1/99                                                1,007,999
     2,430,000     NR+       Bucks County IDA IDR (Dunmore Corp. Project)
                                4.15%(a)(b)                                                     2,430,000
     6,400,000     A-1+      Cambria County IDA Resource Recovery Revenue
                                (Cambria Cogen Project) Series V-2 3.60%(a)(b)                  6,400,000
     3,475,000     A-1+      Carbon County IDA Resource Recovery (Panther Creek)
                                TECP Series A 3.60% due 12/11/98(b)                             3,475,000
     2,000,000     A-1+      Chester County Health & Educational Facilities Authority
                                PART AMBAC-Insured 4.14%(a)                                     2,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
20                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Pennsylvania -- 4.9% (continued)
$   59,200,000     A-1+      Delaware EDA IDR (Clean Power Project) 3.70%(a)(b)           $    59,200,000
     3,900,000     NR+       East Pennsylvania Industrial & Commercial
                                Development Authority (Electronic Data Systems
                                Corp.) 4.00%(a)                                                 3,900,000
    15,090,000     A-1       Luzerne County Convention Center Authority Series A
                                4.00%(a)                                                       15,090,000
     2,500,000     NR+       Luzerne County IDA IDR (Culp Inc. Project) 4.10%(a)(b)             2,500,000
    10,000,000     A-1       Pennsylvania EDA (National Gypsum Co. Project)
                                3.65%(a)(b)                                                    10,000,000
     5,400,000     A-1+      Pennsylvania Energy Development Authority (Piney Creek)
                                Series A 3.60%(a)(b)                                            5,400,000
     8,665,000     A-1+      Pennsylvania State COP PART AMBAC-Insured
                                3.75% due 8/20/99                                               8,665,000
     5,000,000     NR+       Pennsylvania State GO AMBAC-Insured
                                5.00% due 11/15/98                                              5,008,274
                             Pennsylvania State Higher Education Assistance Agency
                                Student Loan Revenue:
     3,200,000     A-1+           Series B 3.80%(a)(b)                                          3,200,000
    10,000,000     A-1+           Series C 3.80%(a)(b)                                         10,000,000
    21,710,000     A-1+      Philadelphia Gas Works FSA-Insured PART 4.17%(a)                  21,710,000
     5,000,000     A-1       Philadelphia IDR Airport PART FGIC-Insured 4.20%(a)(b)             5,000,000
    23,000,000     SP-1+     Philadelphia School District TRAN Series A
                                4.25% due 6/30/99                                              23,102,544
    21,000,000     SP-1+     Philadelphia TRAN 4.25% due 6/30/99                               21,093,627
    17,800,000     P-1*      Quakertown General Authority Revenue (Pooled Financing
                                Program) Series A 3.75% (a)                                    17,800,000
     1,000,000     VMIG 1*   Quakertown Hospital Authority Program Series 1985A
                                3.75%(a)                                                        1,000,000
     5,800,000     A-1+      Sayre Health Care Facilities Authority Revenue (VHR Cap
                                Financing Project) Series J AMBAC-Insured 3.60%(a)              5,800,000
    10,235,000     A-1+      Southeastern Transportation Authority Special Revenue
                                PART FGIC-Insured 4.12%(a)                                     10,235,000
    28,775,000     A-1+      University of Pennsylvania Higher Education of PA Health
                                Services Series B 3.65%(a)                                     28,775,000
     4,915,000     A-1+      Venango IDA (Scrubgrass Project) TECP
                                3.60% due 12/11/98 (a)                                          4,915,000
    28,400,000     A-1       York General Authority Pooled Financing Revenue
                                4.05%(a)                                                       28,400,000
---------------------------------------------------------------------------------------------------------
                                                                                              312,857,444
---------------------------------------------------------------------------------------------------------
Rhode Island -- 0.4%
     3,900,000     A-1+      Providence Off Street Public Corp. (Washington Street
                                Garage Corp. Project) 3.65%(a)(b)                               3,900,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                21

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Rhode Island -- 0.4% (continued)
$   11,825,000     A-1       Rhode Island State Economic Development Corp.
                                (McCoy Stadium) 4.00%(a)                                  $    11,825,000
                             Rhode Island State IDR:
     1,820,000     A-1          J-CorLLC Project Series 98 4.10%(a)(b)                          1,820,000
     3,200,000     A-1          Kilguss Realty Co. 4.10%(a)(b)                                  3,200,000
     3,000,000     A-1       Rhode Island State (Mathew Realty Co.) 4.10%(a)(b)                 3,000,000
---------------------------------------------------------------------------------------------------------
                                                                                               23,745,000
---------------------------------------------------------------------------------------------------------
South Carolina -- 1.9%
                             Anderson County Industrial Revenue:
     6,580,000     NR+          Culp Inc. Project 4.10%(a)(b)                                   6,580,000
     2,400,000     NR+          Fed Paper Board Co. Inc. Project 4.10%(a)(b)                    2,400,000
     4,000,000     NR+          Mikron Corp. Anderson Project 4.15%(a)(b)                       4,000,000
     3,200,000     A-1+      Charleston County (Ziegler Coal Project) Series 97
                                4.25%(a)(b)                                                     3,200,000
     2,252,000     NR+       Chesterfield County IDR (Culp Inc. Project) 4.10%(a)(b)            2,252,000
     1,200,000     A-1+      Florence County Solid Waste Disposal (Roche Carolina
                                Project) 4.25%(a)                                               1,200,000
                             Piedmont Muni Power Agency Electric Revenue Refunding
                                MBIA-Insured:
    27,300,000     A-1+           Series A 3.60%(a)                                            27,300,000
    10,100,000     A-1+           Series C 3.60%(a)                                            10,100,000
    24,100,000     A-1+           Series D 3.50%(a)                                            24,100,000
                             South Carolina Jobs Economic Development Authority
                                Revenue:
     5,000,000     P-1*           BASF Corp. Project 3.73%(a)(b)                                5,000,000
     4,200,000     NR+            Conco Medical Products Project 3.90%(a)(b)                    4,200,000
     7,500,000     A-1            Franco Manufacture Co. Inc. Project 4.10%(a)(b)               7,500,000
     4,000,000     NR+            Galey & Lord Industries Inc. Project 4.10%(a)(b)              4,000,000
     1,800,000     NR+            Greenville Machinery Project 4.10%(a)(b)                      1,800,000
     5,700,000     NR+            Orders Realty Co. Inc. Project 4.10%(a)(b)                    5,700,000
     2,200,000     NR+            Spartan Iron & Metal Project 4.10%(a)(b)                      2,200,000
     8,300,000     VMIG 1*   South Carolina Port Authority PART FSA-Insured
                                3.84%(a)(b)                                                     8,300,000
     4,535,000     NR+       South Carolina Public Service Authority Revenue
                                AMBAC-Insured 5.00% due 1/1/99                                  4,550,450
---------------------------------------------------------------------------------------------------------
                                                                                              124,382,450
---------------------------------------------------------------------------------------------------------
South Dakota -- 0.1%
     6,200,000     A-1+      Yankton IDR (Kolberg Pioneer Inc.) Series 98
                                3.80%(a)(b)                                                     6,200,000
---------------------------------------------------------------------------------------------------------
Tennessee -- 3.4%
    4,435,0000     P-1*      Anderson County Tennessee IDB Revenue Bonds
                                Becromal of America Inc. Project 4.15%(a)(b)                    4,435,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
22                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Tennessee -- 3.4% (continued)
$    3,000,000     NR+       Chattanooga IDR (Seaboard Farm Inc. Project)
                                3.70%(a)                                                  $     3,000,000
    12,150,000     VMIG 1*   Clarksville Public Building Authority Revenue
                                Pooled Financing Tennessee Muni Board Fund
                                4.00%(a)                                                       12,150,000
     4,350,000     NR+       Dayton IDR (LA-Z-Boy Chair Co. Project) 4.00%(a)                   4,350,000
     4,600,000     A-1+      Franklin IDR (Franklin Oaks Apartments) 4.00%(a)                   4,600,000
     2,300,000     VMIG 1*   Jackson County IDR (Esselte Project) Series A 3.75%(a)             2,300,000
     8,100,000     NR+       Loudon IDB PCR (AE Stanley Manufacturing) 4.00%(a)                 8,100,000
     3,100,000     NR+       McMinn County IDB (Thomas and Betts Corp. Project)
                                4.10%(a)(b)                                                     3,100,000
    12,400,000     VMIG 1*   Metro Government Nashville & Davidson County IDB
                                Revenue MFH (Arbor Knoll) 4.00%(a)                             12,400,000
                             Montgomery County Tennessee Public Building Authority
                                Pooled Financing Revenue:
     6,500,000     VMIG 1*        Montgomery County Loan 4.00%(a)                               6,500,000
    45,000,000     VMIG 1*        Tennessee County Loan Pool 4.00%(a)                          45,000,000
     2,600,000     NR+       Roane County IDB IDR (Great Lakes Carbon Corp.)
                                3.75%(a)                                                        2,600,000
                             Sevier County Public Building Authority (Local
                                Government Public Improvement) AMBAC-Insured:
    10,000,000     VMIG 1*        Series A1 3.97%(a)                                           10,000,000
    10,000,000     VMIG 1*        Series B 3.97%(a)                                            10,000,000
    11,500,000     VMIG 1*        Series D1 3.97%(a)                                           11,500,000
     4,290,000     VMIG 1*        Series E2 3.97%(a)                                            4,290,000
     2,700,000     VMIG 1*        Series E3 3.97%(a)                                            2,700,000
     1,700,000     VMIG 1*        Series E5 3.97%(a)                                            1,700,000
     5,300,000     VMIG 1*        Series E6 3.97%(a)                                            5,300,000
    10,000,000     VMIG 1*        Series G1 3.97%(a)                                           10,000,000
    10,645,000     VMIG 1*        Series H1 3.97%(a)                                           10,645,000
     3,000,000     VMIG 1*        Series H2 3.97%(a)                                            3,000,000
    10,400,000     VMIG 1*        Series IB 3.97%(a)                                           10,400,000
     9,945,000     NR+       Shelby County Health, Education & Housing (Kirby
                                Parkway Apartments) 4.00%(a)                                    9,945,000
    18,200,000     A-1       Volunteer State Student Funding Corp. Tennessee Student
                                Loan Revenue Series A-2 3.65%(a)(b)                            18,200,000
---------------------------------------------------------------------------------------------------------
                                                                                              216,215,000
---------------------------------------------------------------------------------------------------------
Texas -- 9.4%
     7,475,000     A-1+      Austin Travis & Williamson County TECP Series A
                                3.60% due 10/15/98                                              7,475,000
    19,340,000     A-1+      Austin Utility System Revenue PART MBIA-Insured
                                4.12%(a)                                                       19,340,000
     8,575,000     A-1+      Bexar County Health Facilities Retirement Community
                                4.00%(a)                                                        8,575,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                23

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Texas -- 9.4% (continued)
$    1,300,000     A-1+      Bexar County HFA Multi-Family Revenue Refunding
                                Atalmonte Apartments Project 3.65%(a)                     $     1,300,000
     4,770,000     A-1+      Bexar County Housing Finance Corp. MFH
                                (Windridge Apartments Project) 4.00%(a)                         4,770,000
                             Brazos River Authority PCR (Texas Utilities Electric Co.):
     2,600,000     A-1+         Series A 4.25%(a)(b)                                            2,600,000
     6,000,000     A-1+         Series B AMBAC-Insured 4.25%(a)(b)                              6,000,000
     2,500,000     A-1+         Series B MBIA-Insured 4.25%(a)(b)                               2,500,000
     1,000,000     A-1+         Series C MBIA-Insured 4.25%(a)(b)                               1,000,000
     3,000,000     A-1+      Dallas Area Rapid Transit TECP 3.60% due 10/29/98                  3,000,000
    15,000,000     A-1+      Dallas Fort Worth Regional Airport Revenue PART
                                MBIA-Insured 3.70%(a)                                          15,000,000
     3,100,000     NR+       Guadalupe Blanco River IDA IDR Refunding (BOC
                                Group Inc. Project) 4.00%(a)                                    3,100,000
     7,600,000     A-1+      Gulf Coast IDR Marine Term Revenue
                                Amoco Oil Co. Project 3.70% due 12/1/98(c)                      7,600,000
                             Gulf Coast Waste Disposal Authority:
     2,400,000     VMIG 1*      Amoco Oil Co. Project 4.25%(b)                                  2,400,000
     2,000,000     A-1+         Bayer Corp. Project 4.25%(a)(b)                                 2,000,000
     9,400,000     A-1+         Exxon Project Series 89 TECP 3.70% due 10/7/98                  9,400,000
                             Harris County:
    10,000,000     VMIG 1*      Health Facilities Development Corp. Revenue
                                  (Buckner Retirement Services Project) 4.10%(a)               10,000,000
    10,000,000     A-1+         IDR Baytank Houston Inc. 3.60%(a)                              10,000,000
       900,000     A-1+         Sisters of Charity Project 3.55%(a)                               900,000
    15,200,000     A-1+         Sub Lien Toll Road Series B 3.50%(a)                           15,200,000
     7,000,000     A-1+      Hockley County IDC PCR (Amoco Project) 3.60%
                                due 3/1/99(c)                                                   7,001,343
    10,200,000     A-1+      Houston Airport TECP Series A 3.60% due 10/22/98(b)               10,200,000
                             Houston GO:
    18,000,000     A-1+         Series B TECP 3.40% due 12/10/98                               18,000,000
     4,000,000     A-1+         Series C 5.50% due 4/1/99(c)                                    4,036,850
    38,000,000     MIG 1*    Houston TRAN 4.25% due 6/30/99                                    38,187,954
                             Houston Water Sewer Systems Revenue Series A:
    20,000,000     A-1          3.60% due 12/9/98                                              20,000,000
    10,000,000     A-1          3.70% due 3/5/99                                               10,000,000
     9,500,000     A-1+      Katy Independent School District 3.95%(a)                          9,500,000
     8,000,000     NR+       Leon County IDC IDR (BOC Group Inc. Project) 4.00%(a)              8,000,000
     3,100,000     A-1+      Mansfield IDR (Pier 1 Imports Texas Inc. Project)
                                3.63%(a)(b)                                                     3,100,000
    15,000,000     VMIG 1*   Mansfield Independent School District 4.10%(a)                    15,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
24                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Texas -- 9.4% (continued)
$    1,100,000     NR+       McAllen Health Facilities Development Corp. Revenue
                                (McAllen Associates No.1) 4.10%(a)                        $     1,100,000
     3,540,000     NR+       Montgomery County IDA (Medical Manufacturing
                                Partnership Project) 4.10%(a)                                   3,540,000
                             North Central Texas Health Methodist Hospital
                                MBIA-Insured TECP:
    28,000,000     A-1+           Series A 3.40% due 12/17/98                                  28,000,000
     2,000,000     A-1+           Series B 3.40% due 12/17/98                                   2,000,000
                             North Texas Higher Education Authority Inc. Student
                                Loan Revenue Refunding:
     5,815,000     A-1+           Series 98 3.60%(a)(b)                                         5,815,000
     6,700,000     A-1+           Series 1991A 3.65%(a)(b)                                      6,700,000
     3,500,000     A-1+           Series 1991F AMBAC-Insured 3.65%(a)(b)                        3,500,000
     5,500,000     A-1+           Series 1993A 3.65%(a)(b)                                      5,500,000
    14,600,000     A-1+      Richardson Independent School District Series A
                                3.95%(a)                                                       14,600,000
     2,850,000     NR+       Round Rock IDC IDR Refunding (Tellabs Inc. Project)
                                4.00%(a)                                                        2,850,000
    20,500,000     A-1+      San Antonio Housing Finance Corp. Multi-Family
                                Housing Revenue (Braeaview Apartments Project)
                                4.10%(a)(b)                                                    20,500,000
     3,570,000     A-1+      Texas A & M University Revenue PART AMBAC-Insured
                                3.70%(a)                                                        3,570,000
    48,320,000     A-1+      Texas GO Veterans Housing PART 3.85%(a)(b)                        48,320,000
     1,000,000     VMIG 1*   Texas Higher Education Authority FGIC-Insured 3.60%(a)             1,000,000
    34,000,000     A-1+      Texas Municipal Gas Reserves Corp. Series 98
                                FSA-Insured 3.55%(a)                                           34,000,000
     5,000,000     A-1+      Texas PFA Series 1993A TECP 3.40% due 3/1/99                       5,000,000
    56,065,000     VMIG 1*   Texas Small Business IDC IDR (Texas Public Capital
                                Access) 3.65%(a)                                               56,065,000
    45,000,000     SP-1+     Texas State TRAN Series A 4.50% due 8/31/99                       45,475,978
     5,900,000     VMIG 1*   Trinity River Authority PCR (General Motors Corp.
                                Project) 3.80%(a)                                               5,900,000
    40,000,000     VMIG 1*   Tyler Texas Health Facilities Development Corp. Hospital
                                Revenue 4.02%(a)                                               40,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              608,622,125
---------------------------------------------------------------------------------------------------------
Utah -- 2.6%
                             Intermountain Power Agency Power Supply Revenue
                                TECP Series E:
    21,000,000     A-1+           3.40% due 12/8/98                                            21,000,000
    20,000,000     A-1+           3.40% due 12/9/98                                            20,000,000
     9,300,000     A-1+           AMBAC-Insured 3.45% due 10/20/98                              9,300,000
     4,000,000     A-1+      Morgan County Solid Waste Disposal Revenue (Holnam
                                Inc. Project) 3.60%(a)(b)                                       4,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                25

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Utah -- 2.6% (continued)
$    4,265,000     A-1       Ogden City IDR (Infiltrator System Inc. Project)
                                4.10%(a)(b)                                               $     4,265,000
                             Salt Lake City:
    21,300,000     A-1+         Airport Revenue Series A 4.00%(a)(b)                           21,300,000
     2,000,000     A-1+         Amoco Project 3.60% due 10/1/98(c)                              2,000,000
     1,000,000     AAA          Hospital Revenue (Pre-Refunded--Escrowed with
                                  U.S. government securities to 2/15/99 Call @102)
                                  7.25% due 2/15/20                                             1,033,064
     4,580,000     AAA          Hospital Revenue (Pre-Refunded--Escrowed with
                                  U.S. government securities to 2/15/99 Call @102)
                                  7.60% due 2/15/20                                             4,735,878
                             Utah State Board Regents Student Loan Revenue
                                AMBAC-Insured:
    15,000,000     VMIG 1*        Series A 3.65%(a)(b)                                         15,000,000
    12,600,000     A-1+           Series C 3.65%(a)(b)                                         12,600,000
    27,000,000     A-1+           Series L 3.65%(a)(b)                                         27,000,000
    19,500,000     A-1+           Series Q 3.65%(a)(b)                                         19,500,000
     2,600,000     NR+       Weber County IDR (Parker Inc. Project) 4.00%(a)                    2,600,000
---------------------------------------------------------------------------------------------------------
                                                                                              164,333,942
---------------------------------------------------------------------------------------------------------
Vermont -- 0.2%
     1,900,000     A-1+      Vermont Educational Buildings Finance VHA (New
                                England Project) AMBAC-Insured 3.65%(a)                         1,900,000
    10,200,000     A-1+      Vermont IDA IDR (Ryegate Project) 3.55%(a)(b)                     10,200,000
---------------------------------------------------------------------------------------------------------
                                                                                               12,100,000
---------------------------------------------------------------------------------------------------------
Virginia -- 0.9%
     4,400,000     A-1       Alexandria Virginia IDR (Pooled Loan Program) 4.00%(a)             4,400,000
     3,700,000     VMIG 1*   Charles City & County IDA Exempt Facility Revenue
                                (Chambers Development of Virginia Inc. Project)
                                3.70%(a)(b)                                                     3,700,000
     4,300,000     NR+       Front Royal & Warren IDA (Pen Tab Industries)
                                4.05%(a)(b)                                                     4,300,000
     3,000,000     A-1+      King George County IDA Solid Waste Disposal Facility
                                Revenue Garnet of VA Inc. Project 4.05%(a)(b)                   3,000,000
     7,800,000     A-1+      Lynchburgh IDR VHA (Mid Atlantic Cap Project)
                                AMBAC-Insured 3.65%(a)(b)                                       7,800,000
     2,000,000     A-1+      Norfolk IDR (Children Hospital Project) 4.00%(a)                   2,000,000
    31,000,000     NR++      Norfolk Water Revenue BAN 3.80% due 10/1/98                       31,000,000
---------------------------------------------------------------------------------------------------------
                                                                                               56,200,000
---------------------------------------------------------------------------------------------------------
Washington -- 1.5%
     9,255,000     A-1+      Pierce County EDA Special Revenue (Weyerhaeuser Real
                                Estate) 3.55%(a)                                                9,255,000
     1,200,000     P-1*      Pierce County EDC Dock and Wharf Facility Revenue
                                (SCS Industries) 3.80%(a)(b)                                    1,200,000
     7,245,000     NR+       Pierce County (Port Sea-Land Service Project) 4.00%(a)             7,245,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
26                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Washington -- 1.5% (continued)
$    6,285,000     A-1       Port Pasco Economic Development (Douglas Fruit
                                Co. Inc. Project) 4.15%(a)(b)                             $     6,285,000
     2,950,000     AAA       Spokane Washington Solid Waste Management
                                AMBAC-Insured (Pre-Refunded--Escrowed with
                                U.S. government securities to 1/1/99 Call @ 102)
                                7.63% due 1/1/11                                                3,040,029
                             Washington Metro Airport Authority TECP:
    10,000,000     A-1          3.60% due 11/17/98(b)                                          10,000,000
     5,000,000     A-1          3.50% due 12/14/98(b)                                           5,000,000
    12,700,000     A-1          3.50% due 12/15/98(b)                                          12,700,000
     7,900,000     A-1+      Washington State GO Series 96B 3.40%(a)                            7,900,000
                             Washington State Housing Finance Commission
                                Multi-Family Mortgage Revenue:
     8,450,000     A-1+           Arbors on the Park Project 3.85%(a)(b)                        8,450,000
     7,840,000     VMIG 1*        Glenbrooke Apartments Project Series A 4.10%(a)(b)            7,840,000
     4,120,000     A-1+      Washington State Public Power Supply Systems PART
                                AMBAC-Insured 4.19%(a)                                          4,120,000
                             Yakima County Public Corp.:
     6,100,000     P-1*         Can Am Millwork Limited 3.90%(a)(b)                             6,100,000
     2,000,000     NR+          Longview Fibre Co. Project 4.15%(a)(b)                          2,000,000
     3,100,000     NR+       Yakima County Washington Public Corp. IDR
                                (John I. Haas Project) 4.05%(a)                                 3,100,000
---------------------------------------------------------------------------------------------------------
                                                                                               94,235,029
---------------------------------------------------------------------------------------------------------
West Virginia -- 0.6%
                             Marion County Commission Solid Waste Disposal Facility
                                Revenue (Granttown Project):
     5,000,000     A-1+           Series B 3.65%(a)(b)                                          5,000,000
     3,400,000     A-1+           Series D 3.65%(a)(b)                                          3,400,000
     1,730,000     NR+       Putnam County Solid Waste Disposal Revenue
                                (FMC Corp.) 4.10%(a)(b)                                         1,730,000
     9,100,000     A-1+      West Virginia Public Energy Authority Revenue
                                (Morgantown Association Project) TECP
                                3.60% due 12/11/98 (b)                                          9,100,000
                             West Virginia State Hospital Finance Authority Hospital
                                Revenue (Mid-Atlantic/Cap) AMBAC-Insured:
     5,700,000     A-1            Series D 3.65%(a)                                             5,700,000
     4,490,000     A-1            Series E 3.65%(a)                                             4,490,000
     3,800,000     A-1            Series G 3.65%(a)                                             3,800,000
     5,785,000     AAA       West Virginia State Parkway Economic Development
                                & Tourism (Pre-Refunded--Escrowed with
                                U.S. government securities to 7/1/99 Call @ 102)
                                7.13% due 7/1/19                                                6,045,135
---------------------------------------------------------------------------------------------------------
                                                                                               39,265,135
---------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                27

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Wisconsin -- 4.2%
$    9,500,000     NR+       Brokaw Sewer & Solid Waste Revenue (Wausau Paper
                                Mills Co. Project) 4.30%(a)(b)                            $     9,500,000
     3,800,000     A-1+      Germantown Wisconsin IDR (Great Lakes Pack Corp.)
                                4.07%(a)(b)                                                     3,800,000
    20,420,000     A-1       Milwaukee Housing Economic Development Authority
                                PART 3.75%(a)(b)                                               20,420,000
    25,500,000     A-1+      University Hospitals & Clinics Authority Revenue
                                MBIA-Insured 3.50%(a)                                          25,500,000
    10,495,000     A-1+      Wisconsin Central District Tax Revenue PART 4.19%(a)              10,495,000
                             Wisconsin GO TECP:
    10,102,000     A-1+         Series 97 3.55% due 10/22/98                                   10,102,000
     5,034,000     A-1+         Series 97A 3.65% due 10/7/98                                    5,034,000
     2,065,000     A-1+         Series B 3.60% due 11/13/98                                     2,065,000
     3,105,000     VMIG 1*   Wisconsin Housing & Economic Development Authority
                                Home Ownership Revenue PART 4.15%(a)(b)                         3,105,000
     6,320,000     A-1+      Wisconsin Public Power Inc. System Power Supply
                                System Revenue PART AMBAC-Insured 3.70%(a)                      6,320,000
     3,000,000     AAA       Wisconsin State GO (Pre-Refunded--Escrowed with
                                U.S. government securities to 5/1/99 Call @ 101)
                                6.50% due 5/1/03                                                3,076,771
     8,800,000     A-1+      Wisconsin State Health & Education (Edgewood College)
                                4.05%(a)                                                        8,800,000
    12,100,000     A-1+      Wisconsin State Health & Education Facilities Authority
                                (Felician Services) AMBAC-Insured 3.55%(a)                     12,100,000
   120,000,000     SP-1+     Wisconsin State Operating Notes 4.50% due 6/15/99                120,774,977
                             Wisconsin Transportation Revenue TECP:
    10,609,000     A-1+         3.50% due 12/8/98                                              10,609,000
    16,210,000     A-1+         3.55% due 12/8/98                                              16,210,000
---------------------------------------------------------------------------------------------------------
                                                                                              267,911,748
---------------------------------------------------------------------------------------------------------
Wyoming -- 1.0%
                             Green River Power Rhone-Poulene:
     7,600,000     A-1+         Series 92 4.25%(a)                                              7,600,000
    11,000,000     A-1+         Series 94 4.30%(a)(b)                                          11,000,000
    16,680,000     A-1+      Unita County Wyoming PCR (Amoco Standard Oil Co.
                                Industries) 3.85% due 12/1/98(c)                               16,680,000
    30,000,000     SP-1+     Wyoming State General Fund TRANS Series 99
                                4.00% due 6/25/99                                              30,090,661
---------------------------------------------------------------------------------------------------------
                                                                                               65,370,661
---------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
28                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)               September 30, 1998
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                   SECURITY                                                VALUE
=========================================================================================================
Miscellaneous -- 2.4%
                             Clipper Blue Tax-Exempt PART:
$    7,604,470     VMIG 1*      95 4.37%(a)                                               $     7,604,470
    54,329,738     VMIG 1*      95-1 4.17%(a)(b)                                               54,329,738
     8,614,887     VMIG 1*      95-2 4.37%(a)                                                   8,614,887
                             Pooled Puttable Floating Options Tax-Exempt PART:
    10,645,000     A-1+         3.90%(b)(c)                                                    10,645,000
     7,335,000     VMIG 1*      4.17%(a)(b)                                                     7,335,000
     9,405,000     A-1+         4.18%(a)(b)                                                     9,405,000
    20,680,000     A-1+      Pooled Variable Rate Macon Trust PART 4.32%(a)(b)                 20,680,000
    35,615,000     A-1+      Pooled Variable Rate PART 4.35%(a)                                35,615,000
---------------------------------------------------------------------------------------------------------
                                                                                              154,229,095
---------------------------------------------------------------------------------------------------------
                             TOTAL INVESTMENTS -- 100%
                             (Cost -- $6,443,710,348**)                                    $6,443,710,348
=========================================================================================================

(a) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(b) Income from this issue is considered a preference item for the purposes of calculating the alternative minimum tax.
(c) Variable rate obligation payable at par on demand on the date indicated.
+ Security has not been rated by either Moody's Investors Service Inc. or Standard & Poor's Rating Services. However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.
++ Security has not been rated by either Moody's Investors Service Inc. or Standard & Poor's Rating Services. However, the Board of Directors has determined this security to present minimal credit risks.
**  Aggregate cost for Federal income tax purposes is substantially the same.

    See pages 30 and 31 for definition of ratings and certain security descriptions.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                29

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

All ratings are by Standard & Poor's Rating Services ("Standard & Poor's") except that those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA   -- Debt rated "AAA" have the highest rating assigned by Standard & Poor's.
         Capacity to pay interest and repay principal is extremely strong.
AA    -- Debt rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A     -- Debt rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB   -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa   -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa    -- Bonds rated "Aa" are judged to be of high quality by all standards.
         Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A     -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa   -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR    -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


--------------------------------------------------------------------------------
30                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
MIG 1  -- Moody's highest rating for short-term municipal obligations.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO. VMIG 2 -- Moody's second highest rating for issues having a demand feature --
          VRDO.
P-1   --  Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

AMBAC   -- AMBAC Indemnity Corporation
BAN     -- Bond Anticipation Notes
CGIC    -- Capital Guaranty Insurance Company
EDA     -- Economic Development Authority
EDC     -- Economic Development Corporation
EDR     -- Economic Development Revenue
EFA     -- Educational Facilities Authority
ETM     -- Escrowed to Maturity
FGIC    -- Financial Guaranty Insurance Company
FRTC    -- Floating Rate Trust Certificates
FSA     -- Financial Security Assurance
GO      -- General Obligation
HDA     -- Housing Development Authority
HEFA    -- Health and Educational Facilities Authority
HFA     -- Housing Finance Authority
IDA     -- Industrial Development Authority
IDB     -- Industrial Development Board
IDC     -- Industrial Devlopment Corporation
IDR     -- Industrial Development Revenue
MBIA    -- Municipal Bond Investors Assurance Corporation
MFH     -- Multi-Family Housing
PART    -- Partnership Structure
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Facilities Authority
RAN     -- Revenue Anticipation Notes
RAW     -- Revenue Anticipation Warrants
STEM    -- Short-Term Extendable Maturity
SWAP    -- Swap Structure
TAN     -- Tax Anticipation Notes
TECP    -- Tax Exempt Commercial Paper
TOB     -- Tender Option Bond
TRAN    -- Tax & Revenue Anticipation Notes
VHA     -- Veterans Housing Authority


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                31

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)               September 30, 1998
--------------------------------------------------------------------------------

ASSETS:
  Investments, at amortized cost                                $ 6,443,710,348
  Cash                                                                   78,486
  Interest receivable                                                40,564,182
  Receivable for securities sold                                     85,490,000
  Other assets                                                          550,798
--------------------------------------------------------------------------------
  Total Assets                                                    6,570,393,814
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                   94,288,890
  Dividends payable                                                   9,553,033
  Management fees payable                                             2,507,148
  Distribution fees payable                                             201,203
  Deferred compensation                                                  35,248
  Accrued expenses                                                      264,501
--------------------------------------------------------------------------------
  Total Liabilities                                                 106,850,023
--------------------------------------------------------------------------------
Total Net Assets                                                $ 6,463,543,791
================================================================================
NET ASSETS:
  Par value of shares of beneficial interest                    $     6,464,539
  Capital paid in excess of par value                             6,458,074,943
  Accumulated net realized loss on security transactions               (995,691)
--------------------------------------------------------------------------------
Total Net Assets                                                $ 6,463,543,791
================================================================================

Shares Outstanding:
  Class A                                                         6,463,979,859
  ------------------------------------------------------------------------------
  Class Y                                                               200,632
  ------------------------------------------------------------------------------

Net Asset Value, per share:
  Class A                                                                 $1.00
  ------------------------------------------------------------------------------
  Class Y                                                                 $1.00
  ------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
32                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 1998

INVESTMENT INCOME:
  Interest                                                          $118,167,114
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 3)                                            15,510,202
  Distribution fees (Note 3)                                           3,226,181
  Shareholder and system servicing fees                                  971,747
  Registration fees                                                      202,549
  Shareholders communications                                            108,054
  Custody                                                                 35,481
  Audit and legal                                                         18,500
  Directors' fees                                                         11,299
  Other                                                                   21,060
--------------------------------------------------------------------------------
  Total Expenses                                                      20,105,073
--------------------------------------------------------------------------------
Net Investment Income                                                 98,062,041
--------------------------------------------------------------------------------
Net Realized Gain on Investments                                          51,861
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $ 98,113,902
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                33

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 1998 (unaudited) and the Year Ended March 31, 1998

                                             September 30          March 31
================================================================================
OPERATIONS:
  Net investment income                    $     98,062,041    $    180,135,362
  Net realized gains                                 51,861             313,303
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations         98,113,902         180,448,665
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)          (98,062,041)       (180,135,362)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares           14,286,333,732      26,427,767,746
  Net asset value of shares issued for
    reinvestment of dividends                    94,621,263         173,887,645
  Cost of shares reacquired                 (14,254,186,459)    (25,832,162,287)
--------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                     126,768,536         769,493,104
--------------------------------------------------------------------------------
Increase in Net Assets                          126,820,397         769,806,407
NET ASSETS:
  Beginning of period                         6,336,723,394       5,566,916,987
--------------------------------------------------------------------------------
  End of period                            $  6,463,543,791    $  6,336,723,394
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
34                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Smith Barney Municipal Money Market Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (d) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                35

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

3. MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS

Mutual Management Corp. ("MMC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment manager to the Fund. The Fund pays MMC a management fee calculated at an annual rate of 0.50% on the first $2.5 billion of the Fund's average daily net assets, 0.475% on the next $2.5 billion and 0.45% on average daily net assets in excess of $5.0 billion. This fee is calculated daily and paid monthly.

On October 8, 1998, CFBDS, Inc. became the Fund's distributor. Prior to that date Salomon Smith Barney Inc. ("SSB"), was the Fund's distributor. SSB (as well as certain other broker-dealers) continues to sell Fund shares to the public as members of the selling group. Pursuant to a Distribution Plan, the Fund pays SSB a service fee calculated with respect to Class A and L shares at an annual rate of 0.10% of the Fund's average daily net assets.

All officers and one Director of the Fund are employees of SSB.

4. CAPITAL LOSS CARRYFORWARD

At March 31, 1998, the Fund had, for Federal income tax purposes, approximately $1,048,000 of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on March 31 of the year indicated:

                                   2001         2002         2003         2005
================================================================================
Carryforward Amounts             $870,000     $ 37,000     $ 72,000     $ 69,000
================================================================================

5. CAPITAL SHARES

The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Class A and Class Y shares can be purchased directly by investors. Class C shares are not available for purchase. They represent previously issued B shares, which were renamed as Class C shares effective November 7, 1994. Class C shares may only be redeemed or exchanged out of the Fund.


--------------------------------------------------------------------------------
36                                       1998 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At September 30, 1998, total paid-in capital amounted to the following for each class:

                                                Class A               Class Y
================================================================================
Total Paid-in Capital                       $6,464,337,668        $      201,814
================================================================================

Transactions in shares of each class were as follows:

                                          Six Months Ended        Year Ended
                                         September 30, 1998     March 31, 1998
================================================================================
Class A
  Shares sold                               14,200,692,146       26,413,795,660
  Shares issued on reinvestment                 94,387,326          173,772,012
  Shares redeemed                          (14,168,017,595)     (25,813,798,019)
--------------------------------------------------------------------------------
  Net Increase                                 127,061,877          773,769,653
================================================================================
Class C*
  Shares sold                                           --                   --
  Shares issued on reinvestment                         11                  212
  Shares redeemed                                   (4,733)             (10,611)
--------------------------------------------------------------------------------
  Net Decrease                                      (4,722)             (10,399)
================================================================================
Class Y
  Shares sold                                   85,641,586           13,972,086
  Shares issued on reinvestment                    233,926              115,421
  Shares redeemed                              (86,164,131)         (18,353,657)
--------------------------------------------------------------------------------
  Net Decrease                                    (288,619)          (4,266,150)
================================================================================

* On May 5, 1998, Class C shares were fully redeemed.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                37

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended March 31, except where noted:

Class A Shares                  1998(1)      1998      1997      1996      1995      1994
==========================================================================================
Net Asset Value,
  Beginning of Period            $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
------------------------------------------------------------------------------------------
Net investment income (2)        0.015       0.031     0.029     0.033     0.027     0.019
Dividends from net
  investment income             (0.015)     (0.031)   (0.029)   (0.033)   (0.027)   (0.019)
------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                  $1.00       $1.00     $1.00     $1.00     $1.00     $1.00
------------------------------------------------------------------------------------------
Total Return                      1.53%++     3.15%     2.94%     3.34%     2.71%     1.89%
------------------------------------------------------------------------------------------
Net Assets,
  End of Period (millions)      $6,463      $6,336    $5,562    $5,395    $4,651    $1,286
------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (2)                    0.63%+      0.61%     0.67%     0.63%     0.61%     0.64%
  Net investment income           3.03+       3.10      2.90      3.28      3.01      1.87
==========================================================================================

Class Y Shares                  1998(1)      1998      1997      1996(3)
========================================================================
Net Asset Value,
  Beginning of Period            $1.00       $1.00     $1.00     $1.00
------------------------------------------------------------------------
Net investment income            0.016       0.032     0.030     0.004
Dividends from net
  investment income             (0.016)     (0.032)   (0.030)   (0.004)
------------------------------------------------------------------------
Net Asset Value,
  End of Period                  $1.00       $1.00     $1.00     $1.00
------------------------------------------------------------------------
Total Return                      1.58%++     3.25%     3.04%     0.39%++
------------------------------------------------------------------------
Net Assets,
  End of Period (millions)        $0.2        $0.5      $5.0     $18.0
------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                        0.50%+      0.52%     0.57%     0.55%+
  Net investment income           3.13+       3.23      3.00      2.81+
========================================================================

(1) For the six months ended September 30, 1998 (unaudited).
(2) The manager has waived a part of its fees for the years ended March 31, 1996 and March 31, 1995. If such fees were not waived, the per share effect on net investment income and expense ratios would have been as follows:

                 Per Share Decreases            Expense Ratios
              to Net Investment Income       Without Fee Waivers
              ------------------------       -------------------
                   1996      1995               1996     1995
                  -------   -------            -------  -------
    Class A       $0.0001   $0.0002             0.64%    0.63%

(3) For the period from February 12, 1996 (inception date) to March 31, 1996. ++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.


--------------------------------------------------------------------------------
38                                      1998 Semi-Annual Report to Shareholders

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

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

                                                            SALOMON SMITH BARNEY
                                                            --------------------
                                                     A member of citigroup[LOGO]

Directors

Donald R. Foley
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph Benevento
Vice President

Lawrence T. McDermott
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary

Investment Manager

Mutual Management Corp.

Distributor

CFBDS, Inc.

Custodian

PNC Bank, N.A.

Shareholder
Servicing Agent

First Data Investor Services
Group, Inc.
P.O. Box 1376
Boston, MA 02104

This report is submitted for the general information of the shareholders of Smith Barney Municipal Money Market Fund, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney Municipal
Money Market Fund, Inc.
388 Greenwich Street, MF2
New York, New York 10013

www.smithbarney.com

FD0807 11/98